Note 9 - Term Loan and Line of Credit Agreements	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
9.
Term Loan and Line of Credit Agreements

On
December 20, 2016,
Avalon and certain direct and indirect wholly owned subsidiaries entered into a loan and security agreement (the “Term Loan Agreement”) with Laurel Capital Corporation which provides for a
$12.0
million term loan. At closing,
$9.1
million of the proceeds were used to pay off amounts outstanding under the then existing line of credit agreement and associated accrued interest with Home Savings Bank, dated
May 21, 2015,
as amended, and pay related transaction costs associated with the Term Loan Agreement. The line of credit agreement with Home Savings Bank was terminated in conjunction with the repayment. Remaining proceeds of
$2.9
million under the Term Loan Agreement were deposited in a project fund account to fund costs of renovating and expanding The Avalon Inn. At
December 31, 2018
and
2017,
the remaining proceeds of
$0.5
million and
$2.8
million, respectively, are presented in the Consolidated Balance Sheets as “Restricted cash.” On
December 4, 2017
the Term Loan Agreement was amended to restate the definition of “Total Fixed Charges” utilized in the calculation of the “Fixed Charge Coverage Ratio.”

The
$12.0
million term loan amount is payable in
119
equal monthly installments of principal and interest
,
based on a
fifteen
(
15
) year maturity schedule which commenced on
January 20, 2017.
The Term Loan Agreement matures on
December 20, 2026
at which time the final balloon payment equal to the remaining outstanding principal, interest and fees are due. Borrowings under the Term Loan Agreement bear interest at a fixed rate of
5.35%
until the
fifth
anniversary date of the closing at which time the interest rate will be reset to a fixed rate equal to the greater of (a)
5.35%
per annum or (b) the sum of the Index Rate on the date
two
(
2
) business days prior to the reset date and
3.95%,
provided that the applicable rate shall in
no
event exceed
7.50%
per annum.

Avalon has the right to prepay the amount outstanding under the Term Loan Agreement, in whole or in part, at any time upon payment of the principal amount of the loan to be prepaid plus accrued unpaid interest thereon to the prepayment date, plus an applicable prepayment penalty. The prepayment penalty, expressed as a percentage of the principal of the loan being prepaid, is five
percent (
5%
) on any prepayment in the
first
five
years;
four
percent (
4%
) on any prepayment in the
sixth
and
seventh
year;
three
percent (
3%
) on any prepayment in the
eighth
and
ninth
year; and
two
percent (
2%
) on any prepayment in the
tenth
year.

Borrowings are secured by certain real property and related business assets as defined in the Term Loan Agreement. The Term Loan Agreement also contains certain financial and other covenants, customary representations, warranties and events of default. Avalon was in compliance with the Term Loan Agreement covenants at
December 31, 2018
and
2017.

The Company incurred approximately
$191,000
of debt issuance costs in connection with the Term Loan Agreement. These debt issuance costs were capitalized and will be amortized over the life of the Term Loan Agreement. In accordance with ASU
2015
-
03,
Simplifying the Presentation of Debt Issuance Costs
, these costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of the term loan liability.

On
May 31, 2018,
Avalon entered into a new business loan agreement with Home Savings Bank, (the “Line of Credit Agreement”) which provides for a line of credit of up to
$5.0
million maturing on
May 31, 2020.
Under the Line of Credit Agreement, borrowings in excess of
$1.0
million are subject to a borrowing base which is calculated based off a specific level of eligible accounts receivable of the waste management business as defined in the agreement. The existing line of credit agreement with Home Savings Bank, dated
December 20, 2016,
as amended, which was entered into concurrently with the Term Loan Agreement, was terminated in conjunction with the new Line of Credit Agreement.
No
amounts were outstanding under the existing line of credit agreement at termination.

No
amounts were drawn under the Line of Credit Agreement at
December 31, 2018
and
2017.
Outstanding borrowings under the Line of Credit Agreement bear interest at Prime Rate plus
.25%.
At
December 31, 2018,
the interest rate on the Line of Credit Agreement was
5.50%.

Borrowings under the Line of Credit Agreement are secured by certain business assets of the Company including accounts receivable, inventory and equipment. The Line of Credit Agreement also contains certain financial and other covenants, customary representations, warranties and events of default. Avalon was in compliance with the line of credit agreements covenants at
December 31, 2018
and
2017.

During the years ended
December 31, 2018
and
2017,
the weighted average interest rate on outstanding borrowings was
5.35
%.

Obligations under the Company’s debt agreements at
December 31, 2018
and
2017
consist of the following (in thousands):

	2018
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$10,898	$(153)	$10,745
Less current portion	597	(19)	578
Long-term debt	$10,301	$(134)	$10,167

	2017
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$11,464	$(172)	$11,292
Less current portion	566	(19)	547
Long-term debt	$10,898	$(153)	$10,745

At
December 31, 2018,
future maturities of long-term debt are as follows (in thousands):

2019	$597
2020	629
2021	664
2022	700
2023	739
Thereafter	7,569
Total	$10,898